INCOME TAXES - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	$ 0	$ (21)	$ 0
Income tax expense (benefit) - deferred:
Total income tax expense (benefit)	382	(457)	(1,011)
Macau Complementary Tax [Member]
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	0	(29)	0
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	381	(445)	(1,011)
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense – current	1	9	0
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	$ 0	$ 8	$ 0